Related Party Transactions - Key Mgm - Guarantees - Loans past due - Other Transactions (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loans Issued and Guarantees Granted [Abstract]
Key Management Loans and commitments	€ 5	€ 8
Key Management Deposits	13	13
Collateral held for loans outstanding	0	0
Trading assets and positive market values from derivative financial transactions with associated companies	18	2
Trading liabilities and negative market values from derivative financial transactions with associated companies	0	0
Other assets related to transactions with associated companies	38	42
Other liabilities related to transactions with associated companies	€ 5	€ 1